10-Q Fair value measurements and financial risk management (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
As of December 31, 2025 and 2024, the Company’s financial instruments measured at fair value on a recurring basis were classified in the fair value hierarchy as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$—	$—
Contingent consideration liabilities	—	—	3,358	3,358
	$—	$—	$3,358	$3,358

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments	$—	$—	$1,713	$1,713
Contingent consideration liabilities	—	—	6,147	6,147
	$—	$—	$7,860	$7,860

Schedule of valuation methodologies and inputs
As of December 31, 2025 and 2024, the following valuation methodologies and significant unobservable inputs were used to derive the fair value measurements of the Company’s financial instruments measured at fair value on a recurring basis:

			As of December 31,
Financial instrument	Valuation methodology	Level 3 input	2025	2024
Contingent consideration – EMMAC	Monte Carlo simulation	Timing of achievement	2 years	2 years
		Probability of achievement	99.0%	99.0%
Investments	Adjusted estimated net asset fair value	Capitalization rate	N/A	8.9%

Schedule of aging of trade receivables
The following table presents the aging of the Company's trade accounts receivable as of March 31, 2026 and December 31, 2025:

	As of
	March 31, 2026	December 31, 2025
0 to 90 days	$63,693	$66,649
91 to 180 days	3,334	3,572
181 days +	3,633	3,643
Trade accounts receivable	$70,660	$73,864